Details of Matters Relating to Disposition (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Mar. 26, 2014	Mar. 26, 2014
Equity, Class of Treasury Stock [Line Items]
Kind of stock to be disposed	Common stock of TMC
Number of shares to be disposed		30,000,000
Price of disposition		¥ 1
Amount of proceeds		¥ 30
Method of disposition	Disposition by way of third-party allotment to: Japan Trustee Services Bank, Ltd. (sub-trustee, with Sumitomo Mitsui Trust Bank, Limited as trustee) 30,000,000 common shares
Delegation of power to resolve	In addition to the matters set forth above, the terms of the disposition and any other matters required in connection with the disposition of treasury stock will be resolved by the Board of Directors.